Intangible Assets - Summary of Changes in Intangible Assets (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 16,370,965
Ending balance	17,439,760	$ 16,370,965
Licences [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	3,789,648
Ending balance	3,345,502	3,789,648
Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	12,581,317
Ending balance	14,094,258	12,581,317
Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	41,440,475	33,458,305
Increases	8,611,216	8,001,969
Decrease	33,558	182
Transfer	10,238	(19,617)
Ending balance		41,440,475
Cost [member] | Licences [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 9,760,068	$ 8,084,142
Total life estimated in years	5 years	5 years
Increases	$ 1,311,705	$ 1,695,543
Transfer	89,994	(19,617)
Ending balance		9,760,068
Cost [member] | Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 31,680,407	$ 25,374,163
Total life estimated in years	5 years	5 years
Increases	$ 7,299,511	$ 6,306,426
Decrease	33,558	182
Transfer	(79,756)
Ending balance		31,680,407
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	25,069,510	18,451,141
Decrease	1,314	43
Transfer	2,046	(660)
Depreciation for the fiscal year	7,518,369	6,619,072
Ending balance	32,588,611	25,069,510
Accumulated depreciation and amortisation [member] | Licences [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	5,970,420	4,193,712
Transfer	3,376	(660)
Depreciation for the fiscal year	1,842,469	1,777,368
Ending balance	7,816,265	5,970,420
Accumulated depreciation and amortisation [member] | Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	19,099,090	14,257,429
Decrease	1,314	43
Transfer	(1,330)
Depreciation for the fiscal year	5,675,900	4,841,704
Ending balance	$ 24,772,346	$ 19,099,090